Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Loss before taxation	$ (150,684)	$ (3,416)
Adjustments for:
Interest income	(373)	(193)
Depreciation of plant and equipment	49	69
Depreciation of right-of-use assets	297	283
Amortization of intangible assets	11	10
Realized foreign currency (gains) losses	(860)	392
Fair value change of financial assets at FVTPL	(460)	(32)
Fair value change of financial liabilities at FVTPL	(676)
Fair value change of preferred shares	76,430	(23,669)
IFRS 2 listing expense	45,524
Finance costs		44
Share-based payment expenses	5,282	2,064
Unrealized foreign currency loss	2,961	2,452
Operating cash flows before movements in working capital	(22,499)	(21,996)
(Increase) decrease in deposits, prepayments and deferred expenses	(1,583)	1,573
Increase in accounts payable and accrued offering costs	947
(Increase) decrease in other payables and accruals	(1,252)	641
NET CASH USED IN OPERATION	(24,387)	(19,782)
Taxation refund		57
Taxation paid	(10)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(24,397)	(19,726)
INVESTING ACTIVITIES
Interest received	373	193
Proceeds from redemption of time deposits	4,307	24,000
Placement of time deposits	(4,048)
Purchase of plant and equipment	(6)	(337)
Placement of FVTPL	(873)
Payment for rental deposits		(17)
Refund of rental deposits	5
NET CASH (USED IN) FROM INVESTING ACTIVITIES	(242)	23,839
FINANCING ACTIVITIES
Proceeds from PIPE Financing and Business Combination, net of transaction costs	20,249
Payment of deferred underwriting fees	(2,779)
Proceeds from issue of shares upon exercise of share options	83	151
Interest paid	(60)	(44)
Repayment of lease liabilities	(252)	(260)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	17,241	(153)
Effects of Exchange Rate Changes on Cash and Cash Equivalents	19
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(7,379)	3,960
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	32,675	46,740
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	25,296	50,700
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Restricted share awards vested	68	$ 21
Accrued transaction costs	280
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares	588,285
Initial value of warrant liabilities arising from Maxpro note conversion and PIPE Financing in connection with the Closing Date of the Business Combination	629
Reclassification from equity to non-current liabilities for Maxpro Warrants assumed by Apollomics upon Closing	$ 1,298